OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 1,760	$ 1,612
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	883	756
Convertible Preferred Units Of US Hospitality Company
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 0	$ 447
Percent of dividend rate	7.50%
Additional Convertible Preferred Units Of US Hospitality Company
Disclosure of detailed information about investment property [line items]
Percent of dividend rate	5.00%